Long-Term Debt (Peninsula Bank Credit Facility Narrative) (Details)		12 Months Ended
	May 01, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 14, 2012 USD ($)	Dec. 03, 2010 USD ($)
For the year ending December 31,
Amortization of debt financing costs and discounts on debt		$ 21,308,000	$ 22,377,000	$ 34,126,000
Parent Company [Member]
For the year ending December 31,
Debt Instrument, Annual Principal Payment		21,500,000	21,500,000
Debt Instrument, Optional Annual Principal Payment		$ 126,600,000	61,000,000
Line of Credit Facility, Covenant Terms, Maximum Consolidated Interest Coverage Ratio Required		1.75
Line of Credit Facility, Covenant Terms, Minimum Consolidated Interest Coverage Ratio Required		1.00
Parent Company [Member] | Bank Credit Facility
For the year ending December 31,
Amount outstanding		$ 1,209,725,000	1,387,425,000
Remaining borrowing capacity		297,200,000
Parent Company [Member] | Bank Credit Facility | Swing Loan
For the year ending December 31,
Amount outstanding		55,700,000	25,300,000
Parent Company [Member] | Letter of Credit
For the year ending December 31,
Amount outstanding		7,100,000
Peninsula
For the year ending December 31,
Debt financing, maximum borrowing capacity					$ 875,000,000.0
Prepayment fee, percentage	1.00%
Fixed quarterly amortization of principal, percentage	0.25%
Debt Instrument, Annual Principal Payment			8,300,000
Debt Instrument, Optional Annual Principal Payment		78,000,000	42,500,000
Peninsula | Bank Credit Facility
For the year ending December 31,
Amount outstanding		662,750,000	742,400,000
Remaining borrowing capacity		30,000,000
Commitment fee percentage on unused portion of credit facility	0.50%
Line of Credit Facility, Maximum Allowed Distributions		20,000,000
Line of Credit Facility, Covenant Terms, Maximum Consolidated Interest Coverage Ratio Required	2.0
Line of Credit Facility, Covenant Terms, Minimum Consolidated Interest Coverage Ratio Required	1.0
Covenant, maximum annual capital expenditures			20,000,000
Deferred finance costs	$ 8,200,000					$ 33,800,000
Debt Related Commitment Fees and Debt Issuance Costs			2,000,000
Amortization of debt financing costs and discounts on debt		2,100,000	1,500,000	$ 1,300,000
Peninsula | Bank Credit Facility | Term Loan
For the year ending December 31,
Debt financing, maximum borrowing capacity					825,000,000.0
Prepayment fee, percentage	1.00%
Debt Instrument, Amendment Fee, Percentage	1.00%
Amount outstanding		647,750,000	734,000,000
Peninsula | Bank Credit Facility | Revolver
For the year ending December 31,
Debt financing, maximum borrowing capacity					50,000,000.0
Amount outstanding		9,000,000	2,000,000
Peninsula | Bank Credit Facility | Swing Loan
For the year ending December 31,
Debt financing, maximum borrowing capacity					$ 15,000,000.0
Amount outstanding		6,000,000	$ 6,400,000
Peninsula | Letter of Credit
For the year ending December 31,
Amount outstanding		$ 5,000,000
Eurodollar Rate | Peninsula | Bank Credit Facility | Term Loan
For the year ending December 31,
Applicable margin	3.25%
Debt instrument, reference rate, minimum	1.00%
Eurodollar Rate | Peninsula | Bank Credit Facility | Revolver
For the year ending December 31,
Applicable margin	4.00%
Base Rate | Peninsula | Bank Credit Facility | Term Loan
For the year ending December 31,
Applicable margin	2.25%
Base Rate | Peninsula | Bank Credit Facility | Revolver
For the year ending December 31,
Applicable margin	3.00%
Federal Funds Rate | Base Rate | Peninsula | Bank Credit Facility
For the year ending December 31,
Interest rate, basis spread on fixed portion of reference rate	0.50%
One-month Eurodollar | Base Rate | Peninsula | Bank Credit Facility
For the year ending December 31,
Interest rate, basis spread on fixed portion of reference rate	1.00%
Trailing Four Quarters Ending March 31, 2016 Through June 30, 2016 | Peninsula | Bank Credit Facility
For the year ending December 31,
Maximum consolidated leverage ratio allowed		6.00
Line of Credit Facility, Covenant Terms, Minimum Consolidated Leverage Ratio Allowed		1,000
Trailing Four Quarters Ending September 30, 2016 Through December 31, 2016 | Peninsula | Bank Credit Facility
For the year ending December 31,
Maximum consolidated leverage ratio allowed		5.75
Line of Credit Facility, Covenant Terms, Minimum Consolidated Leverage Ratio Allowed		1,000
Trailing Four Quarters Ending March 31, 2017 Through June 30, 2017 | Peninsula | Bank Credit Facility
For the year ending December 31,
Maximum consolidated leverage ratio allowed		5.50
Line of Credit Facility, Covenant Terms, Minimum Consolidated Leverage Ratio Allowed		1,000
Trailing Four Quarters Ending September 30, 2017 and Thereafter | Peninsula | Bank Credit Facility
For the year ending December 31,
Maximum consolidated leverage ratio allowed		5.25
Line of Credit Facility, Covenant Terms, Minimum Consolidated Leverage Ratio Allowed		1,000